Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Aug. 01, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Aug. 01, 2016
Class A Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class A
Prospectus:
Trading Symbol	SMINX
Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	SIMYX